Unit Activity - Additional Information (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Aug. 12, 2015
Class of Stock [Line Items]
Subordinated units converted in to common units	One-for-one basis
General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	0
KNOT [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	0
Subordinated Units [Member]
Class of Stock [Line Items]
Number of Units	(8,567,500)	(8,567,500)
Common Units [Member]
Class of Stock [Line Items]
Number of Units		8,567,500
Common Units [Member] | General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased		0
Common Units [Member] | KNOT [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased		0
Maximum [Member]
Class of Stock [Line Items]
Partnership authorized to repurchase common units	485,761		666,667
General Partner authorized to repurchase common units	242,965		333,333